SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

25.       SUBSEQUENT EVENTS

Nasdaq Notification

On January 2, 2018, the Company received written notification (the "Bid Price Notification Letter") from the Nasdaq Stock Market LLC ("Nasdaq") notifying the Company that it was not in compliance with the $1.00 minimum bid price requirement set forth in the Nasdaq rules for continued listing on the Nasdaq Capital Market. The Bid Price Notification Letter does not impact the Company's listing on the Nasdaq Capital Market at this time. In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company has been provided 180 calendar days, or until July 2, 2018, to regain compliance. The Company intends to monitor the closing bid price of its common shares between now and July 2, 2018 and intends to cure the deficiency within the prescribed grace period. During this time, the Company expects that its common shares will continue to be listed and trade on the Nasdaq Capital Market.

Remedial TSX Delisting Conclusion

On March, 8, 2018, the Company received confirmation that the TSX had determined that the Company satisfied TSX's applicable requirements for continued listing and that the Company would not be delisted from the TSX exchange at this time.

Nasdaq Notification

On March 22, 2018, the Company received written notification (the "Market Value Notification Letter") from the Nasdaq notifying the Company that it was not in compliance with the $35 million minimum market value requirement set forth in the Nasdaq rules for continued listing on the Nasdaq Capital Market. The Market Value Notification Letter does not impact the Company's listing on the Nasdaq Capital Market at this time. In accordance with Nasdaq Listing Rule 5810(c)(3)(C), the Company has been provided 180 calendar days, or until September 18, 2018, to regain compliance. The Company intends to monitor the market value of its listed securities between now and September 18, 2018 and intends to cure the deficiency within the prescribed grace period. During this time, the Company expects that its common shares will continue to be listed and trade on the Nasdaq Capital Market.

Warrant Exercises

The Series A Warrants, Series B Warrants, Series C Warrants, Series E Warrants and Series F Warrants were each subject to a hold period that restricted each warrant from being exercised until January 17, 2018.

On January 30, 2018, the remaining 1,698,841 Series D Warrants were exercised for gross proceeds of $16,699 and 1,698,841 shares were issued from treasury.

None of the 25,676,368 Series A Warrants, 10,273,972 Series C Warrants or 22,431,506 Series E Warrants issued pursuant to the 2017 Financings have been exercised and all such warrants remain outstanding.

Alternate Net Number

As of March 28, 2018, of the 25,676,368 Series B Warrants initially granted, 11,170,788 have been exercised using the cashless alternative net number mechanism for 149,350,096 common shares of the Company and of the 22,431,506 Series F Warrants initially granted, 21,041.660 have been exercised using the cashless Alternate Net Number mechanism for 223,427,286 common shares of the Company. As of March 28, 2018, there were 14,505,580 B Warrants and 1,389,846 F Warrants outstanding.

Share Capital

Our issued and outstanding share capital as of the date of these financial statements is 477,441,751.

Our fully diluted share capital as of the same date is 583,569,647; and

Our fully diluted share capital, adjusted on the assumption that all the remaining Series B Warrants and Series F Warrants are exercised using the cashless alternative net number mechanism and the outstanding Notes are exercised using the Alternate Conversion Price at the closing price on March 27, 2018 is 1,519,760,607.